Financial Risk Management - Summary of Derivative Instruments (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments [Line Items]
Total	R$ 2,199,173	R$ 737,378
Fair value [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Total	2,199,173	737,378
Fair value [member] | Level 2 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Financial derivatives	2,121,287	725,060
Operational derivatives	2,639	512
Total	R$ 2,123,926	R$ 725,572